OTHER REAL ESTATE OWNED (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER REAL ESTATE OWNED [Abstract]
Foreclosed on certain loans secured by real estate and transferred to other real estate	$ 6,143,000	$ 6,932,000	$ 14,276,000
Other real estate with book balances	17,200,000	12,000,000
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year	4,047,000	5,958,000	14,655,000
Additions charged to expense	663,000	2,598,000	3,769,000
Direct write-downs upon sale	(2,199,000)	(4,509,000)	(12,466,000)
Balance at end of year	2,511,000	4,047,000	5,958,000
Other real estate and repossessed assets	$ 6,454,000	$ 18,282,000